Note 12 - Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Income Tax Disclosure [Text Block]
NOTE 5 - INCOME TAX

Income tax provisions or benefits for interim periods are computed based on the Company's estimated annual effective tax rate. Based on the Company's historical losses and its expectation of the continuation of losses for the foreseeable future, the Company has determined that it is more likely than not that deferred tax assets will not be realized and, accordingly, has provided a full valuation allowance as of June 30, 2016 and December 31, 2015.

NOTE 12 – INCOME TAXES

The Company calculates its deferred tax assets and liabilities using the federal tax rate of 35% and the following effective state rates, net of federal benefits: Idaho (0.1%), Utah (2.55%), and New York State/New York City (0.35%).

The tax effect of items that give rise to the deferred tax assets and liabilities are as follows:

	December 31, 2015	December 31, 2014
Deferred tax assets:
Net operating loss carryforward	$28,475,616	$23,246,809
Stock-based compensation	4,240,612	4,121,311
Total deferred tax assets	32,716,228	27,368,120

Deferred tax liabilities:
Fixed assets	(348,869)	(673,241)
Less: valuation allowance	(32,367,359)	(26,694,879)
	$--	$--

In assessing the realization of deferred tax assets, management determines whether it is more likely than not some, or all, of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the carryforward period as well as the period in which those temporary differences become deductible. Management considers the reversal of taxable temporary differences, projected taxable income and tax planning strategies in making this assessment. Based upon historical losses and the possibility of continued losses over the periods that the deferred tax assets are deductible, management believes it is more likely than not that the Company will not realize the benefits of these deferred tax assets and thus recorded a valuation allowance against the entire deferred tax asset balance. The valuation allowance increased by $5,672,480, $4,935,303, and $5,034,877 in the years ended December 31, 2015, 2014, and 2013, respectively.

At December 31, 2015, the Company had net operating loss carry-forwards of $76,126,103 for federal income tax purposes and $51,205,132 for state and local income tax purposes. The federal net operating loss carry-forwards are available to be utilized against future taxable income through fiscal year 2035 and state loss carry-forwards expire from 2024 through 2035, subject to substantial restrictions on the utilization of net operating losses in the event of an “ownership change” as defined by the Internal Revenue Code. Utilization of the Company’s federal and state net operating loss carry-forwards are subject to limitations as a result of these restrictions. No amounts were provided for unrecognized tax benefits attributable to uncertain tax positions as of December 31, 2015 and 2014.

A reconciliation of the differences between the effective and statutory income tax rates is as follows:

	December 31, 2015		December 31, 2014		December 31, 2013

Federal statutory rate	$(3,457,068)	35.0%	$(3,610,711)	35.0%	$(4,572,234)	35.0%
State income taxes – Idaho	(7,652)	0.1%	(11,016)	0.1%	(14,264)	0.1%
State income taxes - Utah	(243,973)	2.5%	(239,093)	2.3%	(199,166)	1.5%
State and local income taxes - NY	(30,468)	0.3%	(46,372)	0.4%	(58,721)	0.5%
Change in valuation allowance related to derivatives	5,672,480	(57.5% )	4,935,302	(47.8% )	5,034,877	(39.0% )
Net nontaxable income related to derivatives	(2,005,896)	20.3%	(843,861)	8.2%	(290,623)	2.2%
Miscellaneous	72,577	(0.70% )	(184,249)	2.0%	100,131	(0.3% )

	$--	0%	$--	0%	$--	0%